ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments

September 30, 2023 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUNDS – 113.7%
BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 5.24%(a)(b)	56,603,402	$56,603,402
Fidelity Institutional Money Market Government Portfolio - Class III, 4.98%(a)	72,007,644	72,007,644

Total Money Market Funds
(Cost $128,611,046)		128,611,046

Total Investments Before Securities Sold, Not Yet Purchased
(Cost $128,611,046)		128,611,046

Securities Sold, Not Yet Purchased – (80.2)%(c)

COMMON STOCKS – (80.2)%

Aerospace/Defense – (2.8)%
L3Harris Technologies, Inc.	(9,500)	(1,654,140)
Mercury Systems, Inc.*	(40,000)	(1,483,600)
Total Aerospace/Defense		(3,137,740)

Airlines – (1.5)%
Spirit Airlines, Inc.	(100,000)	(1,650,000)

Apparel – (0.8)%
VF Corp.	(50,000)	(883,500)

Banks – (4.7)%
Citigroup, Inc.	(50,000)	(2,056,500)
East West Bancorp, Inc.	(30,000)	(1,581,300)
Synovus Financial Corp.	(60,000)	(1,668,000)
Total Banks		(5,305,800)

Beverages – (1.4)%
Keurig Dr Pepper, Inc.	(50,000)	(1,578,500)

Chemicals – (1.2)%
Tronox Holdings PLC	(100,000)	(1,344,000)

Commercial Services – (1.8)%
Clarivate PLC*	(300,000)	(2,013,000)

Computers – (4.3)%
EPAM Systems, Inc.*	(7,000)	(1,789,830)
ExlService Holdings, Inc.*	(55,000)	(1,542,200)
TTEC Holdings, Inc.	(60,000)	(1,573,200)
Total Computers		(4,905,230)

Diversified Financial Services – (5.9)%
Bread Financial Holdings, Inc.	(65,000)	(2,223,000)
Credit Acceptance Corp.*	(6,000)	(2,760,720)
Enova International, Inc.*	(32,265)	(1,641,321)
Total Diversified Financial Services		(6,625,041)

Electronics – (1.4)%
TD SYNNEX Corp.	(16,000)	(1,597,760)

Energy - Alternate Sources – (6.4)%
Enphase Energy, Inc.*	(15,000)	(1,802,250)
Shoals Technologies Group, Inc., Class A*	(300,000)	(5,475,000)
Total Energy - Alternate Sources		(7,277,250)

Engineering & Construction – (1.2)%
Exponent, Inc.	(16,000)	(1,369,600)

Entertainment – (1.5)%
Live Nation Entertainment, Inc.*	(20,000)	(1,660,800)

Food – (3.2)%
Conagra Brands, Inc.	(60,000)	(1,645,200)
Kraft Heinz Co. (The)	(60,000)	(2,018,400)
Total Food		(3,663,600)

Hand/Machine Tools – (1.1)%
Snap-on, Inc.	(5,000)	(1,275,300)

Home Furnishings – (1.6)%
MillerKnoll, Inc.	(75,000)	(1,833,750)

Housewares – (1.1)%
Newell Brands, Inc.	(137,628)	(1,242,781)

Insurance – (3.9)%
American Financial Group, Inc.	(15,000)	(1,675,050)
BRP Group, Inc., Class A*	(50,000)	(1,161,500)
Lincoln National Corp.	(65,000)	(1,604,850)
Total Insurance		(4,441,400)

Leisure Time – (2.8)%
Brunswick Corp.	(40,000)	(3,160,000)

Lodging – (1.8)%
Hilton Grand Vacations, Inc.*	(50,000)	(2,035,000)

Machinery - Construction & Mining – (0.6)%
Bloom Energy Corp., Class A*	(50,000)	(662,999)

Metal Fabricate/Hardware – (1.5)%
Helios Technologies, Inc.	(31,248)	(1,733,639)

Packaging & Containers – (1.9)%
Silgan Holdings, Inc.	(50,000)	(2,155,500)

Pharmaceuticals – (1.4)%
Owens & Minor, Inc.*	(100,000)	(1,616,000)

REITS – (11.5)%
Boston Properties, Inc.	(25,000)	(1,487,000)
COPT Defense Properties	(55,751)	(1,328,546)
First Industrial Realty Trust, Inc.	(30,000)	(1,427,700)
Safehold, Inc.	(80,000)	(1,424,000)
Simon Property Group, Inc.	(19,000)	(2,052,570)
SL Green Realty Corp.	(79,594)	(2,968,856)
Terreno Realty Corp.	(20,000)	(1,136,000)
Vornado Realty Trust	(50,000)	(1,134,000)
Total REITS		(12,958,672)

Retail – (0.6)%
CarMax, Inc.*	(10,000)	(707,300)

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

Investments	Shares	Value
COMMON STOCKS (continued)

Software – (5.1)%
Descartes Systems Group, Inc. (The) (Canada)*	(20,000)	$(1,467,600)
Intapp, Inc.*	(50,662)	(1,698,190)
Sprout Social, Inc., Class A*	(53,397)	(2,663,443)
Total Software		(5,829,233)

Telecommunications – (5.7)%
Frontier Communications Parent, Inc.*	(100,000)	(1,565,000)
Gogo, Inc.*	(150,000)	(1,789,500)
Iridium Communications, Inc.	(30,000)	(1,364,700)
Nokia OYJ (Finland)(d)	(450,000)	(1,683,000)
Total Telecommunications		(6,402,200)

Transportation – (1.5)%
RXO, Inc.*	(85,000)	(1,677,050)

Total Common Stocks
(Cost $(92,593,773))		(90,742,645)

Total Securities Sold, Not Yet Purchased [Proceeds Received $(92,593,773)]		$(90,742,645)

Total Investments – 33.5%
(Cost $36,017,273)		37,868,401
Other Assets in Excess of Liabilities – 66.5%		75,242,652
Net Assets – 100.0%		$113,111,053

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

*	Non-income producing security.

(a)	Rate shown reflects the 7-day yield as of September 30, 2023.
(b)	A portion of this security has been pledged as collateral for securities sold, not yet purchased.
(c)	As of September 30, 2023 cash in the amount of $89,957,274 has been segregated as collateral from the broker for securities sold short.
(d)	American Depositary Receipt.

ADVISORSHARES RANGER EQUITY BEAR ETF

Schedule of Investments (continued)

September 30, 2023 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2023, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Money Market Funds	$128,611,046	$-	$-	$128,611,046
Total	$128,611,046	$-	$-	$128,611,046

Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks	$(90,742,645)	$-	$-	$(90,742,645)

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Aerospace/Defense	(2.8)%
Airlines	(1.5)
Apparel	(0.8)
Banks	(4.7)
Beverages	(1.4)
Chemicals	(1.2)
Commercial Services	(1.8)
Computers	(4.3)
Diversified Financial Services	(5.9)
Electronics	(1.4)
Energy - Alternate Sources	(6.4)
Engineering & Construction	(1.2)
Entertainment	(1.5)
Food	(3.2)
Hand/Machine Tools	(1.1)
Home Furnishings	(1.6)
Housewares	(1.1)
Insurance	(3.9)
Leisure Time	(2.8)
Lodging	(1.8)
Machinery - Construction & Mining	(0.6)
Metal Fabricate / Hardware	(1.5)
Packaging & Containers	(1.9)
Pharmaceuticals	(1.4)
REITS	(11.5)
Retail	(0.6)
Software	(5.1)
Telecommunications	(5.7)
Transportation	(1.5)
Money Market Funds	113.7
Total Investments	33.5
Other Assets in Excess of Liabilities	66.5
Net Assets	100.0%